Net Periodic Benefit Costs (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Pension Plan
Components of net periodic benefit costs:
Service cost		$ 924	$ 673	$ 2,865	$ 2,569	$ 1,331	$ 3,676	$ 1,331
Interest cost		4,837	3,578	15,419	16,987	9,127	22,891	9,165
Expected return on plan assets		(5,745)	(4,598)	(18,315)	(19,670)	(9,905)	(25,730)
Curtailment gain						(75)		$ (75)
Net periodic benefit cost		$ 16	$ (347)	$ (31)	$ (114)	$ 478	837
Other Post-Employment Obligations | CANADA
Components of net periodic benefit costs:
Service cost							44
Interest cost							62
Net periodic benefit cost							$ 106
Predecessor | Pension Plan
Components of net periodic benefit costs:
Interest cost	$ 38								$ 221
Net periodic benefit cost	$ 38								$ 221